Accounts Receivable, Net - Summary of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Mar. 28, 2015	Dec. 27, 2014	Dec. 28, 2013
Receivables [Abstract]
Trade accounts receivable	$ 100,528	$ 131,060	$ 85,188
Retention receivables	10,301	12,053	15,966
Receivables from related parties	928	333	202
Accounts receivable	111,757	143,446	101,356
Less: Allowance for doubtful accounts	(1,816)	(2,144)	(2,019)
Accounts receivable, net	$ 109,941	$ 141,302	$ 99,337